Schedule of accounts receivable net (Details) $ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Dec. 31, 2025 HKD ($)
Credit Loss [Abstract]
Accounts receivable	$ 3,751	$ 29,411	$ 26,760
Allowance for doubtful accounts
Total accounts receivable, net	$ 3,751	$ 29,411	$ 26,760